Document And Entity Information	Mar. 11, 2025
Document Information [Line Items]
Entity, Registrant Name	KIROMIC BIOPHARMA, INC.
Document, Type	8-K
Document, Period End Date	Mar. 11, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39619
Entity, Tax Identification Number	46-4762913
Entity, Address, Address Line One	7707 Fannin, Suite 140
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77054
City Area Code	832
Local Phone Number	968-4888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	KRBP
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001792581